Portfolio of investments—July 31, 2023 (unaudited)
Portfolio of investments

	Shares	Value
Common stocks: 97.23%
Australia: 0.75%
Fortescue Metals Group Ltd. (Materials, Metals & mining)	111,334	$1,621,296
Brazil: 1.21%
BB Seguridade Participacoes SA (Financials, Insurance)	399,386	2,628,367
Canada: 2.63%
Open Text Corp. (Information technology, Software)	70,979	3,048,762
Pembina Pipeline Corp. (Energy, Oil, gas & consumable fuels)	84,202	2,665,934
		5,714,696
China: 4.28%
Brilliance China Automotive Holdings Ltd. (Consumer discretionary, Automobiles)	3,356,000	1,794,422
China Construction Bank Corp. Class H (Financials, Banks)†	2,816,000	1,635,677
China Medical System Holdings Ltd. (Health care, Pharmaceuticals)	1,230,000	2,066,061
JD.com, Inc. Class A (Consumer discretionary, Broadline retail)	79,600	1,631,010
SITC International Holdings Co. Ltd. (Industrials, Marine transportation)	991,000	2,160,176
		9,287,346
France: 5.03%
AXA SA (Financials, Insurance)	119,483	3,674,464
BNP Paribas SA (Financials, Banks)	42,496	2,804,397
Orange SA (Communication services, Diversified telecommunication services)	153,544	1,736,162
Publicis Groupe SA (Communication services, Media)	33,444	2,699,777
		10,914,800
Germany: 3.09%
Bayerische Motoren Werke AG (Consumer discretionary, Automobiles)	18,317	2,232,670
CTS Eventim AG & Co. KGaA (Communication services, Entertainment)	31,198	2,128,452
Siemens AG (Industrials, Industrial conglomerates)	13,837	2,357,833
		6,718,955
Ireland: 3.17%
Accenture PLC Class A (Information technology, IT services)	9,121	2,885,428
nVent Electric PLC (Industrials, Electrical equipment)	75,568	3,996,036
		6,881,464
Japan: 5.78%
Hitachi Ltd. (Industrials, Industrial conglomerates)	45,500	2,973,739
Honda Motor Co. Ltd. (Consumer discretionary, Automobiles)	97,600	3,096,115
Persol Holdings Co. Ltd. (Industrials, Professional services)	89,200	1,760,613
Seven & i Holdings Co. Ltd. (Consumer staples, Consumer staples distribution & retail)	57,800	2,394,232
Sompo Holdings, Inc. (Financials, Insurance)	52,500	2,321,565
		12,546,264
See accompanying notes to portfolio of investments
Allspring Global Dividend Opportunity Fund | 1

Portfolio of investments—July 31, 2023 (unaudited)

	Shares	Value
Luxembourg: 0.00%
Intelsat Emergence SA (Communication services, Diversified telecommunication services)♦†	13	$0
Netherlands: 3.27%
ING Groep NV (Financials, Banks)	139,108	2,031,167
Signify NV (Industrials, Electrical equipment)144A	74,199	2,330,793
Stellantis NV (Consumer discretionary, Automobiles)	133,528	2,737,202
		7,099,162
South Korea: 1.84%
SK Telecom Co. Ltd. (Communication services, Wireless telecommunication services)	58,696	2,122,846
Woori Financial Group, Inc. (Financials, Banks)	203,980	1,864,329
		3,987,175
Spain: 0.97%
CaixaBank SA (Financials, Banks)	524,636	2,116,417
Switzerland: 1.58%
Novartis AG (Health care, Pharmaceuticals)	32,947	3,440,724
Taiwan: 0.84%
Taiwan Semiconductor Manufacturing Co. Ltd. ADR (Information technology, Semiconductors & semiconductor equipment)	18,341	1,818,510
United Kingdom: 6.65%
3i Group PLC (Financials, Capital markets)	128,837	3,268,829
Barratt Developments PLC (Consumer discretionary, Household durables)	393,842	2,308,330
HSBC Holdings PLC (Financials, Banks)	261,021	2,164,983
Man Group PLC (Financials, Capital markets)	698,500	2,140,650
Shell PLC (Energy, Oil, gas & consumable fuels)	79,970	2,428,213
SSE PLC (Utilities, Electric utilities)	98,244	2,125,102
		14,436,107
United States: 56.14%
AGCO Corp. (Industrials, Machinery)#	17,894	2,381,691
Alphabet, Inc. Class A (Communication services, Interactive media & services)†#	33,993	4,511,551
Amazon.com, Inc. (Consumer discretionary, Broadline retail)†#	29,286	3,914,953
AmerisourceBergen Corp. (Health care, Health care providers & services)#	14,152	2,645,009
Apple, Inc. (Information technology, Technology hardware, storage & peripherals)#	44,363	8,715,111
Ares Capital Corp. (Financials, Capital markets)#	142,413	2,791,295
AT&T, Inc. (Communication services, Diversified telecommunication services)#	214,415	3,113,306
Bristol-Myers Squibb Co. (Health care, Pharmaceuticals)#	49,028	3,049,051
Bristow Group, Inc. (Energy, Energy equipment & services)†	3,653	112,403
Brixmor Property Group, Inc. (Real estate, Retail REITs)#	103,139	2,345,381
See accompanying notes to portfolio of investments
2 | Allspring Global Dividend Opportunity Fund

Portfolio of investments—July 31, 2023 (unaudited)

	Shares	Value
United States (continued)
Broadcom, Inc. (Information technology, Semiconductors & semiconductor equipment)#	5,194	$4,667,588
Cisco Systems, Inc. (Information technology, Communications equipment)#	42,351	2,203,946
Citigroup, Inc. (Financials, Banks)#	64,965	3,096,232
Coca-Cola Co. (Consumer staples, Beverages)#	75,138	4,653,296
ConocoPhillips (Energy, Oil, gas & consumable fuels)#	37,437	4,407,084
Crane NXT Co. (Information technology, Electronic equipment, instruments & components)#	40,286	2,382,917
Denbury, Inc. (Energy, Oil, gas & consumable fuels)†	887	77,976
Devon Energy Corp. (Energy, Oil, gas & consumable fuels)#	59,405	3,207,870
Ferguson PLC (Industrials, Trading companies & distributors)	14,197	2,294,519
General Motors Co. (Consumer discretionary, Automobiles)#	67,035	2,572,133
Gilead Sciences, Inc. (Health care, Biotechnology)#	34,074	2,594,394
Intuitive Surgical, Inc. (Health care, Health care equipment & supplies)†	7,560	2,452,464
Johnson & Johnson (Health care, Pharmaceuticals)	9,766	1,636,098
KLA Corp. (Information technology, Semiconductors & semiconductor equipment)	6,543	3,362,775
McDonald’s Corp. (Consumer discretionary, Hotels, restaurants & leisure)	6,544	1,918,701
Microchip Technology, Inc. (Information technology, Semiconductors & semiconductor equipment)	38,044	3,573,853
Microsoft Corp. (Information technology, Software)	26,415	8,873,327
NVIDIA Corp. (Information technology, Semiconductors & semiconductor equipment)	8,713	4,071,498
Oaktree Specialty Lending Corp. (Financials, Capital markets)	176,376	3,599,834
Pfizer, Inc. (Health care, Pharmaceuticals)	89,893	3,241,542
Reliance Steel & Aluminum Co. (Materials, Metals & mining)	8,404	2,461,195
Simon Property Group, Inc. (Real estate, Retail REITs)	24,233	3,019,432
Tesla, Inc. (Consumer discretionary, Automobiles)†	6,810	1,821,198
U.S. Bancorp (Financials, Banks)	76,219	3,024,370
UnitedHealth Group, Inc. (Health care, Health care providers & services)	5,972	3,024,042
VICI Properties, Inc. Class A (Real estate, Specialized REITs)	75,342	2,371,766
Walmart, Inc. (Consumer staples, Consumer staples distribution & retail)	20,196	3,228,533
Weyerhaeuser Co. (Real estate, Specialized REITs)	71,786	2,445,031
Zimmer Biomet Holdings, Inc. (Health care, Health care equipment & supplies)	14,501	2,003,313
		121,866,678
Total common stocks (Cost $176,713,967)		211,077,961
See accompanying notes to portfolio of investments
Allspring Global Dividend Opportunity Fund | 3

Portfolio of investments—July 31, 2023 (unaudited)

	Interest rate	Maturity date	Principal	Value
Corporate bonds and notes: 18.65%
United States: 18.65%
Aethon United BR LP/Aethon United Finance Corp. (Energy, Oil & gas)144A	8.25%	2-15-2026	$365,000	$362,226
Allied Universal Holdco LLC/Allied Universal Finance Corp. (Consumer, non-cyclical, Commercial services)144A	6.00	6-1-2029	355,000	270,803
Allied Universal Holdco LLC/Allied Universal Finance Corp. (Consumer, non-cyclical, Commercial services)144A	6.63	7-15-2026	200,000	190,983
Allison Transmission, Inc. (Consumer, cyclical, Auto manufacturers)144A	5.88	6-1-2029	150,000	145,122
AmWINS Group, Inc. (Financial, Insurance)144A	4.88	6-30-2029	315,000	288,992
Arches Buyer, Inc. (Communications, Internet)144A	4.25	6-1-2028	175,000	152,260
Arches Buyer, Inc. (Communications, Internet)144A	6.13	12-1-2028	290,000	249,763
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC (Industrial, Packaging & containers)144A	4.00	9-1-2029	150,000	122,686
AssuredPartners, Inc. (Financial, Insurance)144A	5.63	1-15-2029	165,000	144,032
Avient Corp. (Basic materials, Chemicals)144A	7.13	8-1-2030	70,000	70,564
Bath & Body Works, Inc. (Consumer, cyclical, Retail)144A	6.63	10-1-2030	175,000	169,117
Berry Global, Inc. (Industrial, Packaging & containers)144A	5.63	7-15-2027	310,000	302,402
Boston Properties LP (Financial, REITS)	3.40	6-21-2029	161,000	138,521
Bristow Group, Inc. (Energy, Oil & gas services)144A	6.88	3-1-2028	380,000	359,805
BroadStreet Partners, Inc. (Financial, Insurance)144A	5.88	4-15-2029	455,000	406,327
Buckeye Partners LP (Energy, Pipelines)	5.85	11-15-2043	200,000	154,684
Cablevision Lightpath LLC (Communications, Internet)144A	3.88	9-15-2027	145,000	120,329
Cablevision Lightpath LLC (Communications, Internet)144A	5.63	9-15-2028	130,000	98,887
Camelot Return Merger Sub, Inc. (Industrial, Building materials)144A	8.75	8-1-2028	415,000	404,743
Carnival Holdings Bermuda Ltd. (Consumer, cyclical, Leisure time)144A	10.38	5-1-2028	335,000	365,535
Catalent Pharma Solutions, Inc. (Consumer, non-cyclical, Healthcare-services)144A	5.00	7-15-2027	135,000	126,463
CCM Merger, Inc. (Consumer, cyclical, Entertainment)144A	6.38	5-1-2026	625,000	608,905
CCO Holdings LLC/CCO Holdings Capital Corp. (Communications, Media)144A	4.25	1-15-2034	710,000	545,721
CCO Holdings LLC/CCO Holdings Capital Corp. (Communications, Media)144A	4.50	8-15-2030	825,000	699,020
CCO Holdings LLC/CCO Holdings Capital Corp. (Communications, Media)	4.50	5-1-2032	75,000	61,152
CCO Holdings LLC/CCO Holdings Capital Corp. (Communications, Media)144A	5.00	2-1-2028	25,000	23,103
CCO Holdings LLC/CCO Holdings Capital Corp. (Communications, Media)144A	5.13	5-1-2027	50,000	46,910
Chart Industries, Inc. (Industrial, Machinery-diversified)144A	7.50	1-1-2030	50,000	51,242
Chart Industries, Inc. (Industrial, Machinery-diversified)144A	9.50	1-1-2031	85,000	91,163
CHS/Community Health Systems, Inc. (Consumer, non-cyclical, Healthcare-services)144A	5.25	5-15-2030	165,000	131,841
CHS/Community Health Systems, Inc. (Consumer, non-cyclical, Healthcare-services)144A	6.00	1-15-2029	10,000	8,550
CHS/Community Health Systems, Inc. (Consumer, non-cyclical, Healthcare-services)144A	8.00	3-15-2026	65,000	63,829
See accompanying notes to portfolio of investments
4 | Allspring Global Dividend Opportunity Fund

Portfolio of investments—July 31, 2023 (unaudited)

	Interest rate	Maturity date	Principal	Value
United States (continued)
Churchill Downs, Inc. (Consumer, cyclical, Entertainment)144A	4.75%	1-15-2028	$390,000	$360,508
Churchill Downs, Inc. (Consumer, cyclical, Entertainment)144A	6.75	5-1-2031	50,000	48,870
Cinemark USA, Inc. (Consumer, cyclical, Entertainment)144A	5.25	7-15-2028	140,000	122,459
Cinemark USA, Inc. (Consumer, cyclical, Entertainment)144A	5.88	3-15-2026	75,000	70,991
Cinemark USA, Inc. (Consumer, cyclical, Entertainment)144A	8.75	5-1-2025	135,000	136,350
Clear Channel Outdoor Holdings, Inc. (Communications, Advertising)144A	7.50	6-1-2029	235,000	187,062
Cloud Software Group, Inc. (Technology, Software)144A	9.00	9-30-2029	190,000	170,172
Clydesdale Acquisition Holdings, Inc. (Industrial, Packaging & containers)144A	8.75	4-15-2030	280,000	253,824
CommScope Technologies LLC (Communications, Telecommunications)144A	5.00	3-15-2027	190,000	126,729
CommScope, Inc. (Communications, Telecommunications)144A	4.75	9-1-2029	100,000	77,039
CommScope, Inc. (Communications, Telecommunications)144A	6.00	3-1-2026	255,000	233,966
Cooper Tire & Rubber Co. (Consumer, cyclical, Auto parts & equipment)	7.63	3-15-2027	190,000	190,000
CoreCivic, Inc. (Consumer, non-cyclical, Commercial services)	8.25	4-15-2026	675,000	680,115
CQP Holdco LP/BIP-V Chinook Holdco LLC (Energy, Pipelines)144A	5.50	6-15-2031	340,000	309,237
Crocs, Inc. (Consumer, cyclical, Apparel)144A	4.13	8-15-2031	100,000	80,526
Crocs, Inc. (Consumer, cyclical, Apparel)144A	4.25	3-15-2029	270,000	229,573
CSC Holdings LLC (Communications, Media)144A	4.13	12-1-2030	95,000	68,687
CSC Holdings LLC (Communications, Media)144A	4.63	12-1-2030	225,000	113,030
CSC Holdings LLC (Communications, Media)144A	5.75	1-15-2030	175,000	90,593
Dave & Buster’s, Inc. (Consumer, cyclical, Retail)144A	7.63	11-1-2025	75,000	75,777
Directv Financing LLC/Directv Financing Co.-Obligor, Inc. (Communications, Media)144A	5.88	8-15-2027	95,000	85,759
DISH Network Corp. (Communications, Media)144A	11.75	11-15-2027	140,000	140,921
DT Midstream, Inc. (Energy, Pipelines)144A	4.13	6-15-2029	75,000	66,497
DT Midstream, Inc. (Energy, Pipelines)144A	4.38	6-15-2031	275,000	238,739
Emerald Debt Merger Sub LLC (Industrial, Building materials)144A	6.63	12-15-2030	255,000	253,406
Enact Holdings, Inc. (Financial, Diversified financial services)144A	6.50	8-15-2025	650,000	643,522
Encino Acquisition Partners Holdings LLC (Energy, Oil & gas)144A	8.50	5-1-2028	475,000	435,707
EnLink Midstream LLC (Energy, Pipelines)	5.38	6-1-2029	245,000	233,190
EnLink Midstream LLC (Energy, Pipelines)144A	5.63	1-15-2028	40,000	39,104
EnLink Midstream LLC (Energy, Pipelines)144A	6.50	9-1-2030	270,000	271,763
EnLink Midstream Partners LP (Energy, Pipelines)	5.05	4-1-2045	180,000	143,213
EnLink Midstream Partners LP (Energy, Pipelines)	5.60	4-1-2044	200,000	164,582
Enviva Partners LP/Enviva Partners Finance Corp. (Energy, Energy- alternate sources)144A	6.50	1-15-2026	913,000	770,161
FirstCash, Inc. (Consumer, cyclical, Retail)144A	4.63	9-1-2028	225,000	200,774
Ford Motor Co. (Consumer, cyclical, Auto manufacturers)	3.25	2-12-2032	125,000	98,829
Ford Motor Co. (Consumer, cyclical, Auto manufacturers)	4.75	1-15-2043	190,000	148,652
Ford Motor Credit Co. LLC (Consumer, cyclical, Auto manufacturers)	4.39	1-8-2026	285,000	270,836
Ford Motor Credit Co. LLC (Consumer, cyclical, Auto manufacturers)	5.11	5-3-2029	550,000	513,573
Fortress Transportation & Infrastructure Investors LLC (Industrial, Trucking & leasing)144A	5.50	5-1-2028	245,000	226,524
Fortress Transportation & Infrastructure Investors LLC (Industrial, Trucking & leasing)144A	6.50	10-1-2025	242,000	239,703
See accompanying notes to portfolio of investments
Allspring Global Dividend Opportunity Fund | 5

Portfolio of investments—July 31, 2023 (unaudited)

	Interest rate	Maturity date	Principal	Value
United States (continued)
G-III Apparel Group Ltd. (Consumer, cyclical, Distribution/wholesale)144A	7.88%	8-15-2025	$365,000	$359,007
GLP Capital LP/GLP Financing II, Inc. (Financial, REITS)	3.25	1-15-2032	165,000	134,706
Gray Escrow II, Inc. (Communications, Media)144A	5.38	11-15-2031	675,000	471,012
Gray Television, Inc. (Communications, Media)144A	4.75	10-15-2030	275,000	193,479
Harvest Midstream I LP (Energy, Pipelines)144A	7.50	9-1-2028	150,000	147,418
HAT Holdings I LLC/HAT Holdings II LLC (Financial, REITS)144A	3.38	6-15-2026	155,000	140,000
HAT Holdings I LLC/HAT Holdings II LLC (Financial, REITS)144A	3.75	9-15-2030	200,000	159,998
HAT Holdings I LLC/HAT Holdings II LLC (Financial, REITS)144A	6.00	4-15-2025	65,000	63,964
Hawaiian Airlines Pass-Through Certificates Series 2013-1 Class A (Consumer, cyclical, Airlines)	3.90	1-15-2026	149,420	134,753
Hawaiian Brand Intellectual Property Ltd./HawaiianMiles Loyalty Ltd. (Consumer, cyclical, Airlines)144A	5.75	1-20-2026	210,000	198,225
Hess Midstream Operations LP (Energy, Pipelines)144A	5.50	10-15-2030	85,000	79,900
Hilcorp Energy I LP/Hilcorp Finance Co. (Energy, Oil & gas)144A	5.75	2-1-2029	215,000	198,875
Hilcorp Energy I LP/Hilcorp Finance Co. (Energy, Oil & gas)144A	6.00	4-15-2030	30,000	27,730
Hilcorp Energy I LP/Hilcorp Finance Co. (Energy, Oil & gas)144A	6.00	2-1-2031	100,000	90,559
Hilcorp Energy I LP/Hilcorp Finance Co. (Energy, Oil & gas)144A	6.25	11-1-2028	150,000	143,590
Hilcorp Energy I LP/Hilcorp Finance Co. (Energy, Oil & gas)144A	6.25	4-15-2032	30,000	27,268
HUB International Ltd. (Financial, Insurance)144A	7.25	6-15-2030	35,000	35,665
IQVIA, Inc. (Consumer, non-cyclical, Healthcare-services)144A	6.50	5-15-2030	430,000	434,188
Iron Mountain, Inc. (Financial, REITS)144A	4.50	2-15-2031	300,000	258,635
Iron Mountain, Inc. (Financial, REITS)144A	5.25	7-15-2030	270,000	244,080
Kinetik Holdings LP (Energy, Pipelines)144A	5.88	6-15-2030	245,000	235,506
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp. (Financial, REITS)144A	4.25	2-1-2027	155,000	139,434
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp. (Financial, REITS)144A	5.25	10-1-2025	265,000	254,019
LBM Acquisition LLC (Consumer, cyclical, Retail)144A	6.25	1-15-2029	145,000	125,026
Live Nation Entertainment, Inc. (Consumer, cyclical, Entertainment)144A	3.75	1-15-2028	140,000	125,406
Live Nation Entertainment, Inc. (Consumer, cyclical, Entertainment)144A	5.63	3-15-2026	135,000	131,625
Live Nation Entertainment, Inc. (Consumer, cyclical, Entertainment)144A	6.50	5-15-2027	255,000	256,300
LPL Holdings, Inc. (Financial, Diversified financial services)144A	4.38	5-15-2031	515,000	452,791
LSF9 Atlantis Holdings LLC/Victra Finance Corp. (Consumer, cyclical, Retail)144A	7.75	2-15-2026	400,000	375,027
Macy’s Retail Holdings LLC (Consumer, cyclical, Retail)144A	5.88	4-1-2029	255,000	236,882
Macy’s Retail Holdings LLC (Consumer, cyclical, Retail)144A	6.13	3-15-2032	160,000	142,791
Match Group Holdings II LLC (Communications, Internet)144A	5.63	2-15-2029	695,000	660,377
McAfee Corp. (Technology, Computers)144A	7.38	2-15-2030	110,000	95,048
Michaels Cos., Inc. (Consumer, cyclical, Retail)144A	7.88	5-1-2029	260,000	185,250
MPH Acquisition Holdings LLC (Consumer, non-cyclical, Commercial services)144A	5.50	9-1-2028	145,000	126,393
MPH Acquisition Holdings LLC (Consumer, non-cyclical, Commercial services)144A	5.75	11-1-2028	370,000	282,125
MPT Operating Partnership LP/MPT Finance Corp. (Financial, REITS)	3.50	3-15-2031	510,000	368,065
See accompanying notes to portfolio of investments
6 | Allspring Global Dividend Opportunity Fund

Portfolio of investments—July 31, 2023 (unaudited)

	Interest rate	Maturity date	Principal	Value
United States (continued)
Nationstar Mortgage Holdings, Inc. (Financial, Diversified financial services)144A	6.00%	1-15-2027	$65,000	$62,115
Navient Corp. (Financial, Diversified financial services)	5.00	3-15-2027	135,000	122,169
Navient Corp. (Financial, Diversified financial services)	5.88	10-25-2024	85,000	83,859
NCL Corp. Ltd. (Consumer, cyclical, Leisure time)144A	5.88	3-15-2026	170,000	160,864
NCL Corp. Ltd. (Consumer, cyclical, Leisure time)144A	5.88	2-15-2027	140,000	136,336
NCL Corp. Ltd. (Consumer, cyclical, Leisure time)144A	7.75	2-15-2029	130,000	124,470
NCR Corp. (Technology, Computers)144A	6.13	9-1-2029	290,000	294,753
Newell Brands, Inc. (Consumer, cyclical, Housewares)	4.70	4-1-2026	140,000	132,888
Nexstar Media, Inc. (Communications, Media)144A	5.63	7-15-2027	140,000	131,615
NextEra Energy Operating Partners LP (Utilities, Electric)144A	4.25	9-15-2024	2,000	1,920
NMG Holding Co., Inc./Neiman Marcus Group LLC (Consumer, cyclical, Retail)144A	7.13	4-1-2026	205,000	191,597
NSG Holdings LLC/NSG Holdings, Inc. (Utilities, Electric)144A	7.75	12-15-2025	189,987	188,562
Occidental Petroleum Corp. (Energy, Oil & gas)	6.45	9-15-2036	625,000	656,156
Oceaneering International, Inc. (Energy, Oil & gas services)	4.65	11-15-2024	90,000	87,322
Oceaneering International, Inc. (Energy, Oil & gas services)	6.00	2-1-2028	275,000	260,563
OneMain Finance Corp. (Financial, Diversified financial services)	5.38	11-15-2029	100,000	86,635
OneMain Finance Corp. (Financial, Diversified financial services)	7.13	3-15-2026	125,000	123,826
Oppenheimer Holdings, Inc. (Financial, Diversified financial services)	5.50	10-1-2025	300,000	289,500
Outfront Media Capital LLC/Outfront Media Capital Corp. (Communications, Advertising)144A	4.63	3-15-2030	200,000	167,320
Outfront Media Capital LLC/Outfront Media Capital Corp. (Communications, Advertising)144A	5.00	8-15-2027	75,000	69,328
Owens-Brockway Glass Container, Inc. (Industrial, Packaging & containers)144A	7.25	5-15-2031	170,000	172,757
Pattern Energy Operations LP/Pattern Energy Operations, Inc. (Utilities, Electric)144A	4.50	8-15-2028	575,000	522,460
PECF USS Intermediate Holding III Corp. (Consumer, non-cyclical, Commercial services)144A	8.00	11-15-2029	285,000	157,463
Pediatrix Medical Group, Inc. (Consumer, non-cyclical, Healthcare-services)144A	5.38	2-15-2030	130,000	117,383
PetSmart, Inc./PetSmart Finance Corp. (Consumer, cyclical, Retail)144A	4.75	2-15-2028	215,000	197,150
PetSmart, Inc./PetSmart Finance Corp. (Consumer, cyclical, Retail)144A	7.75	2-15-2029	250,000	243,865
PG&E Corp. (Utilities, Electric)	5.25	7-1-2030	785,000	705,000
PRA Group, Inc. (Financial, Diversified financial services)144A	5.00	10-1-2029	445,000	337,921
Prime Security Services Borrower LLC/Prime Finance, Inc. (Consumer, non-cyclical, Commercial services)144A	6.25	1-15-2028	175,000	164,750
Rocket Mortgage LLC/Rocket Mortgage Co.-Issuer, Inc. (Financial, Diversified financial services)144A	2.88	10-15-2026	160,000	142,400
Rocket Mortgage LLC/Rocket Mortgage Co.-Issuer, Inc. (Financial, Diversified financial services)144A	4.00	10-15-2033	120,000	95,177
Rockies Express Pipeline LLC (Energy, Pipelines)144A	4.95	7-15-2029	65,000	59,697
Rockies Express Pipeline LLC (Energy, Pipelines)144A	6.88	4-15-2040	300,000	271,500
Sabre Global, Inc. (Consumer, non-cyclical, Commercial services)144A	9.25	4-15-2025	50,000	46,877
Sabre Global, Inc. (Consumer, non-cyclical, Commercial services)144A	11.25	12-15-2027	485,000	429,080
Scripps Escrow II, Inc. (Communications, Media)144A	3.88	1-15-2029	40,000	33,257
See accompanying notes to portfolio of investments
Allspring Global Dividend Opportunity Fund | 7

Portfolio of investments—July 31, 2023 (unaudited)

	Interest rate	Maturity date	Principal	Value
United States (continued)
Scripps Escrow II, Inc. (Communications, Media)144A	5.38%	1-15-2031	$525,000	$400,181
Scripps Escrow, Inc. (Communications, Media)144A	5.88	7-15-2027	160,000	133,635
Seagate HDD Cayman (Technology, Computers)	4.13	1-15-2031	226,000	186,247
Seagate HDD Cayman (Technology, Computers)144A	8.25	12-15-2029	35,000	36,685
Seagate HDD Cayman (Technology, Computers)144A	8.50	7-15-2031	150,000	156,603
Select Medical Corp. (Consumer, non-cyclical, Healthcare-services)144A	6.25	8-15-2026	200,000	198,296
Service Corp. International (Consumer, non-cyclical, Commercial services)	7.50	4-1-2027	10,000	10,322
Service Properties Trust (Financial, REITS)	4.35	10-1-2024	135,000	129,618
Service Properties Trust (Financial, REITS)	5.25	2-15-2026	33,000	30,127
Service Properties Trust (Financial, REITS)	7.50	9-15-2025	70,000	69,185
Sirius XM Radio, Inc. (Communications, Media)144A	4.13	7-1-2030	425,000	350,017
Southwestern Energy Co. (Energy, Oil & gas)	4.75	2-1-2032	155,000	137,723
Southwestern Energy Co. (Energy, Oil & gas)	8.38	9-15-2028	125,000	129,859
Spirit AeroSystems, Inc. (Industrial, Aerospace/defense)144A	7.50	4-15-2025	370,000	369,833
Spirit AeroSystems, Inc. (Industrial, Aerospace/defense)144A	9.38	11-30-2029	180,000	192,681
Spirit Loyalty Cayman Ltd./Spirit IP Cayman Ltd. (Consumer, cyclical, Airlines)144A	8.00	9-20-2025	370,000	373,254
SS&C Technologies, Inc. (Technology, Software)144A	5.50	9-30-2027	175,000	169,064
Starwood Property Trust, Inc. (Financial, REITS)144A	4.38	1-15-2027	250,000	221,875
Starwood Property Trust, Inc. (Financial, REITS)	4.75	3-15-2025	90,000	86,874
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp. (Energy, Pipelines)144A	6.00	12-31-2030	315,000	279,611
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp. (Energy, Pipelines)144A	6.00	9-1-2031	85,000	73,947
Tenet Healthcare Corp. (Consumer, non-cyclical, Healthcare-services)	4.88	1-1-2026	150,000	145,178
Tenet Healthcare Corp. (Consumer, non-cyclical, Healthcare-services)144A	6.75	5-15-2031	270,000	268,195
TerraForm Power Operating LLC (Energy, Energy-alternate sources)144A	4.75	1-15-2030	175,000	154,423
TerraForm Power Operating LLC (Energy, Energy-alternate sources)144A	5.00	1-31-2028	625,000	580,017
TK Elevator U.S. Newco, Inc. (Industrial, Machinery-diversified)144A	5.25	7-15-2027	345,000	322,628
Toll Brothers Finance Corp. (Consumer, cyclical, Home builders)	4.35	2-15-2028	200,000	189,166
Townsquare Media, Inc. (Communications, Media)144A	6.88	2-1-2026	455,000	438,506
TransDigm, Inc. (Industrial, Aerospace/defense)	7.50	3-15-2027	375,000	374,850
Tri Pointe Group, Inc./Tri Pointe Homes, Inc. (Consumer, cyclical, Home builders)	5.88	6-15-2024	130,000	129,396
Tri Pointe Homes, Inc. (Consumer, cyclical, Home builders)	5.70	6-15-2028	100,000	96,000
Uber Technologies, Inc. (Communications, Internet)144A	4.50	8-15-2029	380,000	351,222
Uber Technologies, Inc. (Communications, Internet)144A	8.00	11-1-2026	355,000	362,165
United Wholesale Mortgage LLC (Financial, Diversified financial services)144A	5.50	11-15-2025	210,000	201,892
United Wholesale Mortgage LLC (Financial, Diversified financial services)144A	5.50	4-15-2029	130,000	114,287
Upbound Group, Inc. (Consumer, non-cyclical, Commercial services)144A	6.38	2-15-2029	255,000	233,965
Venture Global Calcasieu Pass LLC (Energy, Pipelines)144A	3.88	11-1-2033	45,000	36,519
See accompanying notes to portfolio of investments
8 | Allspring Global Dividend Opportunity Fund

Portfolio of investments—July 31, 2023 (unaudited)

	Interest rate	Maturity date	Principal	Value
United States (continued)
Venture Global Calcasieu Pass LLC (Energy, Pipelines)144A	6.25%	1-15-2030	$275,000	$268,901
Venture Global LNG, Inc. (Energy, Pipelines)144A	8.38	6-1-2031	330,000	334,857
Vistra Corp. (5 Year Treasury Constant Maturity+5.74%) (Utilities, Electric)144Aʊ±	7.00	12-15-2026	275,000	244,750
Vistra Operations Co. LLC (Utilities, Electric)144A	4.38	5-1-2029	105,000	92,678
Vistra Operations Co. LLC (Utilities, Electric)144A	5.63	2-15-2027	210,000	203,055
Vital Energy, Inc. (Energy, Oil & gas)	9.50	1-15-2025	180,000	179,100
Vornado Realty LP (Financial, REITS)	2.15	6-1-2026	105,000	89,316
Vornado Realty LP (Financial, REITS)	3.40	6-1-2031	105,000	77,840
Werner FinCo LP/Werner FinCo, Inc. (Industrial, Hand/machine tools)144A	11.50	6-15-2028	315,000	315,788
Werner FinCo LP/Werner FinCo, Inc. (Industrial, Hand/machine tools)144A	14.50	10-15-2028	420,000	369,600
Total corporate bonds and notes (Cost $42,618,039)				40,500,226
Loans: 1.06%
Asurion LLC (U.S. SOFR 1 Month+5.25%) (Financial, Insurance)±	10.68	1-31-2028	45,000	39,873
Asurion LLC (3 Month LIBOR+3.25%) (Financial, Insurance)˂±	8.79	12-23-2026	378,954	368,582
Clear Channel Outdoor Holdings, Inc. (U.S. SOFR 3 Month+3.50%) (Communications, Advertising)±	8.85	8-21-2026	94,023	90,923
Geo Group, Inc. (U.S. SOFR 1 Month+7.13%) (Consumer, non-cyclical, Commercial services)±	12.44	3-23-2027	585,049	593,824
GIP II Blue Holding LP (U.S. SOFR 1 Month+4.50%) (Energy, Pipelines)˂±	9.93	9-29-2028	153,863	154,127
Hubbard Radio LLC (1 Month LIBOR+4.25%) (Communications, Media)±	9.69	3-28-2025	138,904	130,744
Intelsat Jackson Holdings SA (U.S. SOFR 1 Month+4.50%) (Communications, Telecommunications)±	9.44	2-1-2029	172,838	172,382
M6 ETX Holdings II Midco LLC (U.S. SOFR 1 Month+4.50%) (Energy, Pipelines)±	9.89	9-19-2029	89,325	88,878
Mileage Plus Holdings LLC (3 Month LIBOR+5.25%) (Consumer, cyclical, Airlines)±	10.76	6-21-2027	236,000	245,858
Resolute Investment Managers, Inc. (3 Month LIBOR+4.25%) (Financial, Diversified financial services)‡±	9.79	4-30-2024	164,660	90,563
Resolute Investment Managers, Inc. (U.S. SOFR 3 Month+8.00%) (Financial, Diversified financial services)‡±	13.63	4-30-2025	148,199	44,460
SkyMiles IP Ltd. (U.S. SOFR 3 Month+3.75%) (Consumer, cyclical, Airlines)±	9.08	10-20-2027	161,053	167,311
Surgery Center Holdings, Inc. (U.S. SOFR 1 Month+3.75%) (Consumer, non-cyclical, Healthcare-services)±	9.12	8-31-2026	60,868	60,841
Vertical U.S. Newco, Inc. (U.S. SOFR 6 Month+3.50%) (Industrial, Machinery-diversified)±	9.38	7-30-2027	46,474	46,271
Total loans (Cost $2,424,543)				2,294,637
See accompanying notes to portfolio of investments
Allspring Global Dividend Opportunity Fund | 9

Portfolio of investments—July 31, 2023 (unaudited)

	Dividend rate	Shares	Value
Preferred stocks: 1.28%
Brazil: 1.01%
Cia Energetica de Minas Gerais (Utilities, Electric utilities)	0.02%	813,869	$2,180,644
United States: 0.27%
CoBank ACB (U.S. SOFR 3 Month+1.44%) (Financials, Banks)144A†±	6.72	750	590,250
Total preferred stocks (Cost $2,588,058)			2,770,894

	Expiration date
Rights: 0.00%
Luxembourg: 0.00%
Intelsat Jackson Holdings SA Series A Contingent Value Rights (Communication services, Diversified telecommunication services)♦†	12-5-2025	637	0
Intelsat Jackson Holdings SA Series B Contingent Value Rights (Communication services, Diversified telecommunication services)♦†	12-5-2025	637	0
Total rights (Cost $0)			0

	Interest rate	Maturity date	Principal
Yankee corporate bonds and notes: 2.54%
Canada: 0.72%
1011778 BC ULC/New Red Finance, Inc. (Consumer, cyclical, Retail)144A	4.00	10-15-2030	$535,000	459,753
Air Canada Pass-Through Trust Series 2020-1 Class C (Consumer, cyclical, Airlines)144A	10.50	7-15-2026	405,000	438,927
Northriver Midstream Finance LP (Energy, Pipelines)144A	5.63	2-15-2026	385,000	367,944
Videotron Ltd. (Communications, Media)144A	5.13	4-15-2027	300,000	289,282
				1,555,906
India: 0.14%
Fly Leasing Ltd. (Industrial, Trucking & leasing)144A	7.00	10-15-2024	340,000	304,269
Ireland: 0.16%
Castlelake Aviation Finance DAC (Financial, Diversified financial services)144A	5.00	4-15-2027	385,000	355,163
Liberia: 0.44%
Royal Caribbean Cruises Ltd. (Consumer, cyclical, Leisure time)144A	5.38	7-15-2027	30,000	28,525
Royal Caribbean Cruises Ltd. (Consumer, cyclical, Leisure time)144A	5.50	8-31-2026	80,000	76,723
Royal Caribbean Cruises Ltd. (Consumer, cyclical, Leisure time)144A	5.50	4-1-2028	430,000	405,274
Royal Caribbean Cruises Ltd. (Consumer, cyclical, Leisure time)144A	9.25	1-15-2029	155,000	165,017
Royal Caribbean Cruises Ltd. (Consumer, cyclical, Leisure time)144A	11.63	8-15-2027	245,000	267,521
				943,060
See accompanying notes to portfolio of investments
10 | Allspring Global Dividend Opportunity Fund

Portfolio of investments—July 31, 2023 (unaudited)

	Interest rate	Maturity date	Principal	Value
Luxembourg: 0.00%
Intelsat Jackson Holdings SA (Communications, Telecommunications)♦†	5.50%	8-1-2023	$650,000	$0
Marshall Islands: 0.09%
Navios Maritime Holdings, Inc. (Industrial, Transportation)♦‡	9.75	4-15-2024	244,225	191,884
Netherlands: 0.19%
Sensata Technologies BV (Industrial, Electronics)144A	4.00	4-15-2029	160,000	141,388
Sensata Technologies BV (Industrial, Electronics)144A	5.88	9-1-2030	170,000	163,825
Teva Pharmaceutical Finance Netherlands III BV (Consumer, non- cyclical, Pharmaceuticals)	6.75	3-1-2028	115,000	114,107
				419,320
Panama: 0.30%
Carnival Corp. (Consumer, cyclical, Leisure time)144A	4.00	8-1-2028	170,000	151,148
Carnival Corp. (Consumer, cyclical, Leisure time)144A	6.00	5-1-2029	300,000	269,667
Carnival Corp. (Consumer, cyclical, Leisure time)144A	9.88	8-1-2027	150,000	156,824
Carnival Corp. (Consumer, cyclical, Leisure time)144A	10.50	2-1-2026	70,000	73,788
				651,427
Switzerland: 0.04%
VistaJet Malta Finance PLC/Vista Management Holding, Inc. (Consumer, cyclical, Airlines)144A	9.50	6-1-2028	85,000	81,178
United Kingdom: 0.26%
Drax Finco PLC (Utilities, Electric)144A	6.63	11-1-2025	335,000	329,377
Macquarie Airfinance Holdings Ltd. (Financial, Diversified financial services)144A	8.38	5-1-2028	240,000	244,366
				573,743
United States: 0.20%
American Airlines, Inc./AAdvantage Loyalty IP Ltd. (Consumer, cyclical, Airlines)144A	5.50	4-20-2026	77,916	76,749
American Airlines, Inc./AAdvantage Loyalty IP Ltd. (Consumer, cyclical, Airlines)144A	5.75	4-20-2029	135,000	130,696
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC (Industrial, Packaging & containers)144A	6.00	6-15-2027	225,000	222,024
				429,469
Total yankee corporate bonds and notes (Cost $5,635,968)				5,505,419
See accompanying notes to portfolio of investments
Allspring Global Dividend Opportunity Fund | 11

Portfolio of investments—July 31, 2023 (unaudited)

		Yield	Shares	Value
Short-term investments: 2.15%
Investment companies: 2.15%
Allspring Government Money Market Fund Select Class♠∞##		5.19%	4,673,352	$4,673,352
Total short-term investments (Cost $4,673,352)				4,673,352
Total investments in securities (Cost $234,653,927)	122.91%			266,822,489
Other assets and liabilities, net	(22.91)			(49,732,255)
Total net assets	100.00%			$217,090,234

†	Non-income-earning security
♦	The security is fair valued in accordance with procedures approved by the Board of Trustees.
144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
#	All or a portion of this security is segregated as collateral for investments in derivative instruments.
ʊ	Security is perpetual in nature and has no stated maturity date. The date shown reflects the next call date.
±	Variable rate investment. The rate shown is the rate in effect at period end.
˂	All or a portion of the position represents an unfunded loan commitment. The rate represents the current interest rate if the loan is partially funded.
‡	Security is valued using significant unobservable inputs.
♠	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
∞	The rate represents the 7-day annualized yield at period end.
##	All or a portion of this security is segregated for unfunded loans.

Abbreviations:
ADR	American depositary receipt
LIBOR	London Interbank Offered Rate
REIT	Real estate investment trust
SOFR	Secured Overnight Financing Rate
Investments in affiliates
An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same adviser or investment manager. Transactions with issuers that were affiliates of the Fund at the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	Shares, end of period	Income from affiliated securities
Short-term investments
Allspring Government Money Market Fund Select Class	$4,000,944	$50,052,752	$(49,380,344)	$0	$0	$4,673,352	4,673,352	$123,082
Written options
Description	Counterparty	Number of contracts	Notional amount	Exercise price	Expiration date	Value
Call
Dow Jones Industrial Average	Morgan Stanley Co.	(83)	$(3,071,000)	$370.00	9-15-2023	$(7,387)
iShares MSCI EAFE ETF	Morgan Stanley Co.	(134)	(897,800)	67.00	8-18-2023	(100,500)
iShares MSCI EAFE ETF	Morgan Stanley Co.	(466)	(3,262,000)	70.00	8-18-2023	(216,690)
iShares MSCI EAFE ETF	Morgan Stanley Co.	(89)	(654,150)	73.50	8-25-2023	(15,219)
iShares MSCI EAFE ETF	Morgan Stanley Co.	(209)	(1,463,000)	70.00	9-15-2023	(106,067)
iShares MSCI EAFE ETF	Morgan Stanley Co.	(358)	(2,541,800)	71.00	9-29-2023	(158,415)
iShares MSCI EAFE ETF	Morgan Stanley Co.	(129)	(903,000)	70.00	10-20-2023	(74,175)
iShares MSCI Emerging Markets ETF	Morgan Stanley Co.	(183)	(695,400)	38.00	8-18-2023	(74,572)
iShares MSCI Emerging Markets ETF	Morgan Stanley Co.	(513)	(2,154,600)	42.00	8-18-2023	(34,884)
See accompanying notes to portfolio of investments
12 | Allspring Global Dividend Opportunity Fund

Portfolio of investments—July 31, 2023 (unaudited)

Written options
Description	Counterparty	Number of contracts	Notional amount	Exercise price	Expiration date	Value
Call (continued)
iShares MSCI Emerging Markets ETF	Morgan Stanley Co.	(69)	$(279,450)	$40.50	8-25-2023	$(12,800)
iShares MSCI Emerging Markets ETF	Morgan Stanley Co.	(254)	(1,041,400)	41.00	9-15-2023	(44,831)
iShares MSCI Emerging Markets ETF	Morgan Stanley Co.	(60)	(228,000)	38.00	9-15-2023	(26,100)
iShares MSCI Emerging Markets ETF	Morgan Stanley Co.	(97)	(378,300)	39.00	9-29-2023	(34,435)
Nasdaq 100 Stock Index	Morgan Stanley Co.	(8)	(12,860,000)	16,075.00	8-04-2023	(22,600)
Nasdaq 100 Stock Index	Morgan Stanley Co.	(8)	(13,320,000)	16,650.00	8-11-2023	(5,400)
Nasdaq 100 Stock Index	Morgan Stanley Co.	(2)	(3,355,000)	16,775.00	8-25-2023	(5,230)
Russell 2000 Index	Morgan Stanley Co.	(7)	(1,305,500)	1,865.00	8-11-2023	(100,170)
Russell 2000 Index	Morgan Stanley Co.	(29)	(6,104,500)	2,105.00	8-25-2023	(18,415)
Russell 2000 Index	Morgan Stanley Co.	(5)	(870,000)	1,740.00	8-31-2023	(136,250)
Russell 2000 Index	Morgan Stanley Co.	(5)	(885,000)	1,770.00	8-31-2023	(121,600)
Russell 2000 Index	Morgan Stanley Co.	(7)	(1,218,000)	1,740.00	9-15-2023	(193,585)
Russell 2000 Index	Morgan Stanley Co.	(2)	(368,000)	1,840.00	10-20-2023	(39,800)
S&P 500 Index	Morgan Stanley Co.	(2)	(870,000)	4,350.00	8-04-2023	(49,100)
S&P 500 Index	Morgan Stanley Co.	(1)	(461,000)	4,610.00	8-04-2023	(1,485)
S&P 500 Index	Morgan Stanley Co.	(17)	(7,990,000)	4,700.00	8-11-2023	(7,565)
S&P 500 Index	Morgan Stanley Co.	(1)	(446,500)	4,465.00	8-11-2023	(13,930)
S&P 500 Index	Morgan Stanley Co.	(2)	(899,000)	4,495.00	8-18-2023	(24,120)
S&P 500 Index	Morgan Stanley Co.	(22)	(10,417,000)	4,735.00	8-18-2023	(10,340)
S&P 500 Index	Morgan Stanley Co.	(2)	(900,000)	4,500.00	8-25-2023	(25,510)
S&P 500 Index	Morgan Stanley Co.	(1)	(478,000)	4,780.00	8-25-2023	(425)
S&P 500 Index	Morgan Stanley Co.	(1)	(408,500)	4,085.00	8-31-2023	(52,475)
S&P 500 Index	Morgan Stanley Co.	(21)	(9,807,000)	4,670.00	8-31-2023	(65,205)
S&P 500 Index	Morgan Stanley Co.	(4)	(1,908,000)	4,770.00	9-15-2023	(6,620)
S&P 500 Index	Morgan Stanley Co.	(1)	(440,500)	4,405.00	10-20-2023	(27,465)
SPDR Euro STOXX 50 ETF	Morgan Stanley Co.	(61)	(277,550)	45.50	8-25-2023	(11,987)
SPDR Euro STOXX 50 ETF	Morgan Stanley Co.	(67)	(301,500)	45.00	9-15-2023	(18,090)
						$(1,863,442)
See accompanying notes to portfolio of investments
Allspring Global Dividend Opportunity Fund | 13

Notes to portfolio of investments—July 31, 2023 (unaudited)
Notes to portfolio of investments
Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.
Equity securities that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price.
The values of securities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Valuation Committee at Allspring Funds Management, LLC (“Allspring Funds Management”).
Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore may not fully reflect trading or events that occur after the close of the principal exchange in which the foreign securities are traded, but before the close of the New York Stock Exchange. If such trading or events are expected to materially affect the value of such securities, then fair value pricing procedures implemented by Allspring Funds Management are applied. These procedures take into account multiple factors including movements in U.S. securities markets after foreign exchanges close. Foreign securities that are fair valued under these procedures are categorized as Level 2 and the application of these procedures may result in transfers between Level 1 and Level 2. Depending on market activity, such fair valuations may be frequent. Such fair value pricing may result in net asset values that are higher or lower than net asset values based on the last reported sales price or latest quoted bid price. On July 31, 2023, such fair value pricing was not used in pricing certain foreign securities.
Debt securities are valued at the evaluated bid price provided by an independent pricing service (e.g. taking into account various factors, including yields, maturities, or credit ratings) or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.
Options that are listed on a foreign or domestic exchange or market are valued at the closing mid-price. Non-listed options are valued at the evaluated price provided by an independent pricing service or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.
Investments in registered open-end investment companies (other than those listed on a foreign or domestic exchange or market) are valued at net asset value.
Investments which are not valued using the methods discussed above are valued at their fair value, as determined in good faith by Allspring Funds Management, which was named the valuation designee by the Board of Trustees. As the valuation designee, Allspring Funds Management is responsible for day-to-day valuation activities for the Allspring Funds. In connection with these responsibilities, Allspring Funds Management has established a Valuation Committee and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities. On a quarterly basis, the Board of Trustees receives reports of valuation actions taken by the Valuation Committee. On at least an annual basis, the Board of Trustees receives an assessment of the adequacy and effectiveness of Allspring Funds Management’s process for determining the fair value of the portfolio of investments.
Foreign currency translation
The accounting records of the Fund are maintained in U.S. dollars. The values of other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Valuation Committee. Purchases and sales of securities, and income and expenses are converted at the rate of exchange on the respective dates of such transactions. Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting from changes in exchange rates. The changes in net assets arising from changes in exchange rates of securities and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are included in net realized and unrealized gains or losses from investments.
Loans
The Fund may invest in direct debt instruments which are interests in amounts owed to lenders by corporate or other borrowers. The loans pay interest at rates which are periodically reset by reference to a base lending rate plus a spread. Investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. When the Fund purchases participations, it generally has no rights to enforce compliance with the terms of the loan agreement with the borrower. As a result, the Fund assumes the credit risk of both the borrower and the lender that is selling the participation. When the Fund purchases assignments from lenders, it acquires direct rights against the borrower on the loan and may enforce compliance by the borrower with the terms of the loan agreement. Loans may include fully funded term loans or unfunded loan commitments, which are contractual obligations for future funding.
As of July 31, 2023, the Fund had unfunded loan commitments of $208,647.
Options
The Fund may write covered call options or secured put options on individual securities and/or indexes. When the Fund writes an option, an amount equal to the premium received is recorded as a liability and is subsequently adjusted to the current market value of the written option. Premiums received from
14 | Allspring Global Dividend Opportunity Fund

Notes to portfolio of investments—July 31, 2023 (unaudited)
written options that expire unexercised are recognized as realized gains on the expiration date. For exercised options, the difference between the premium received and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is treated as a realized gain or loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security in calculating the realized gain or loss on the sale. If a put option is exercised, the premium reduces the cost of the security purchased. The Fund, as a writer of an option, bears the market risk of an unfavorable change in the price of the security and/or index underlying the written option.
The Fund may also purchase call or put options. Premiums paid are subsequently adjusted based on the current market values of the options. Premiums paid for purchased options that expire are recognized as realized losses on the expiration date. Premiums paid for purchased options that are exercised or closed are added to the amount paid or offset against the proceeds received for the underlying security to determine the realized gain or loss. The risk of loss associated with purchased options is limited to the premium paid.
Options traded on an exchange are regulated and terms of the options are standardized. The Fund is subject to . Purchased options traded over-the-counter expose the Fund to counterparty risk in the event the counterparty does not perform. This risk can be mitigated by having a master netting arrangement between the Fund and the counterparty and by having the counterparty post collateral to cover the Fund’s exposure to the counterparty.
Fair valuation measurements
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement.  The inputs are summarized into three broad levels as follows:
•Level 1 – quoted prices in active markets for identical securities
•Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.
Allspring Global Dividend Opportunity Fund | 15

Notes to portfolio of investments—July 31, 2023 (unaudited)
 The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of July 31, 2023:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Common stocks
Australia	$1,621,296	$0	$0	$1,621,296
Brazil	2,628,367	0	0	2,628,367
Canada	5,714,696	0	0	5,714,696
China	9,287,346	0	0	9,287,346
France	10,914,800	0	0	10,914,800
Germany	6,718,955	0	0	6,718,955
Ireland	6,881,464	0	0	6,881,464
Japan	12,546,264	0	0	12,546,264
Luxembourg	0	0	0	0
Netherlands	7,099,162	0	0	7,099,162
South Korea	3,987,175	0	0	3,987,175
Spain	2,116,417	0	0	2,116,417
Switzerland	3,440,724	0	0	3,440,724
Taiwan	1,818,510	0	0	1,818,510
United Kingdom	14,436,107	0	0	14,436,107
United States	121,866,678	0	0	121,866,678
Preferred stocks
Brazil	2,180,644	0	0	2,180,644
United States	0	590,250	0	590,250
Rights
Luxembourg	0	0	0	0
Corporate bonds and notes	0	40,500,226	0	40,500,226
Loans	0	2,159,614	135,023	2,294,637
Yankee corporate bonds and notes	0	5,313,535	191,884	5,505,419
Short-term investments
Investment companies	4,673,352	0	0	4,673,352
Total assets	$217,931,957	$48,563,625	$326,907	$266,822,489
Liabilities
Options Written	$1,863,442	$0	$0	$1,863,442
Total liabilities	$1,863,442	$0	$0	$1,863,442
Additional sector, industry or geographic detail, if any, is included in the Portfolio of Investments.
For the nine months ended July 31, 2023, the Fund did not have any transfers into/out of Level 3.
16 | Allspring Global Dividend Opportunity Fund